LOANS RECEIVABLE (Loans Receivable Portfolio) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation adjustments	$ (2,459)	$ 3,417	$ (2,473)
Personal [Member]
Beginning balance	4,916	3,736
Provision	2,776	1,180
Reversal	(3,660)
Foreign currency translation adjustments	(203)
Write offs		0
Ending balance	3,829	4,916	$ 3,736
Ending balance: individually evaluated for impairment	546	574
Ending balance: collectively evaluated for impairment	3,283	4,342
Loans Of which individually evaluated for impairment	546	4,477
Loans Of which collectively evaluated for impairment	$ 127,134	$ 144,551